Research and Development Expenses, Net - Schedule of Research and Development Expenses (Details) (10-K) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Share-based compensation			$ 1,139	$ 176	$ 479	$ 676
Depreciation			49	15	21	10
Research and development expense	$ 623	$ 339	$ 1,753	$ 900	1,100	901
Research and Development Expense [Member]
Payroll and related expenses					634	491
Share-based compensation					1
Materials					266	155
Patents					66	75
Office and maintenance expenses					27	21
Rent					34	36
Professional services					174	253
Depreciation					12	7
Other					65	76
Less: Grants received from IIA					(179)	(213)
Research and development expense					$ 1,100	$ 901